Net Finance Costs - Summary of Net Finance Costs (Parenthetical) (Detail)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of finance income costs [abstract]
Interest capitalised	4.94%	3.86%	4.24%